ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of December 31,
	2024	2025
	US$	US$
Professional service fees	1,182,056	924,349
Payroll and related liabilities	1,097,013	1,251,040
Other taxes and surcharge	480,704	588,309
Others	56,265	27,096
	2,816,038	2,790,794